Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,147,395	$ 1,117,400
Less: Accumulated amortization	352,695	291,434
Intangible assets, net	794,700	825,966
Amortization Expense
2020	61,697
2021	61,697
2022	61,697
2023	61,217
2024	$ 56,812
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 965,054	941,648
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	13 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 29,000	26,400
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Technology and patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 67,750	63,749
Technology and patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years
Technology and patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	12 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 85,591	$ 85,603